Convertible Preferred Units	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Convertible Preferred Units
Convertible Preferred Units

Our convertible preferred units consist of the following:

	Series A		Series C		Series D
	Units	$	Units	$	Units	$
	(in thousands)
December 31, 2013	5,279	$94,811	—	$—	—	$—
Issuance of units	—	—	—	—	—	—
Paid in kind unit distributions	466	13,154	—	—	—	—
December 31, 2014	5,745	107,965	—	—	—	—
Issuance of units	2,571	44,769	—	—	—	—
Paid in kind unit distributions	894	16,978	—	—	—	—
December 31, 2015	9,210	169,712	—	—	—	—
Issuance of units	—	—	8,571	115,457	2,333	34,475
Paid in kind unit distributions	897	11,674	221	2,772	—	—
December 31, 2016	10,107	$181,386	8,792	$118,229	2,333	$34,475

Affiliates of our General Partner hold and participate in quarterly distributions on our convertible preferred units, with such distributions being made in cash, paid-in-kind units or a combination thereof, at the election of the Board of Directors of our General Partner, although quarterly distribution on our Series D Units will only be paid in cash. The convertible preferred unitholders have the right to receive cumulative distributions in the same priority and prior to any other distributions made in respect of any other partnership interests.

To the extent that any portion of a quarterly distribution on our convertible preferred units to be paid in cash exceeds the amount of cash available for such distribution, the amount of cash available will be paid to our convertible preferred unitholders on a pro rata basis while the difference between the distribution and the available cash will become arrearages and accrue interest until paid.

Series A-1 Convertible Preferred Units

On April 15, 2013, the Partnership, our General Partner and AIM Midstream Holdings entered into agreements with HPIP, pursuant to which HPIP acquired 90% of our General Partner and all of our subordinated units from AIM Midstream Holdings and contributed the High Point System and $15.0 million in cash to us in exchange for 5,142,857 of our Series A-1 Units.
The Series A-1 Units receive distributions prior to distributions to our common unitholders. The distributions on the Series A-1 Units are equal to the greater of $0.50 per unit or the declared distribution to common unitholders. The Series A-1 Units may be converted into common units on a one-to-one basis, subject to customary anti-dilutive adjustments, at the option of the unitholders on or any time after January 1, 2014. As of December 31, 2016, the conversion price is $15.87.

Upon any liquidation and winding up of the Partnership or the sale of substantially all of its assets, the holders of Series A-1 Units will generally be entitled to receive, in preference to the holders of any of the Partnership's other equity securities, but in parity with all convertible preferred units, an amount equal to the sum of $15.87 multiplied by the number of Series A-1 Units owned by such holders, plus all accrued but unpaid distributions on such Series A Units.

Prior to the consummation of any recapitalization, reorganization, consolidation, merger, spin-off or other business combination in which the holders of common units are to receive securities, cash or other assets (a "Partnership Event"), we are obligated to make an irrevocable written offer, subject to consummation of the Partnership Event, to each holder of Series A Units to redeem all (but not less than all) of such holder's Series A-1 Units for a per unit price payable in cash as described in the Partnership Agreement.

Upon receipt of such a redemption offer from us, each holder of Series A-1 Units may elect to receive such cash amount or a preferred security issued by the person surviving or resulting from such Partnership Event and containing provisions substantially equivalent to the provisions set forth in the Partnership Agreement with respect to the Series A-1 Units without material abridgement.

Except as provided in the Partnership Agreement, the Series A-1 Units have voting rights that are identical to the voting rights of the common units and will vote with the common units as a single class, with each Series A-1 Unit entitled to one vote for each common unit into which such Series A-1 Unit is convertible.

As conversion is at the option of the holder and redemption is contingent upon a future event which is outside the control of the Partnership, the Series A-1 Units have been classified as mezzanine equity in the consolidated balance sheets.

Under the Partnership Agreement, distributions on Series A-1 Units were made with paid-in-kind Series A-1 Units, cash or a combination thereof, at the discretion of the Board of Directors, through the distribution for the quarter ended March 31, 2016. The Partnership was previously required to pay distributions on the Series A-1 Units with a combination of paid-in-kind units and cash. The sale of the Series A-1 Units was exempt from registration under Securities Act pursuant to Rule 4(a)(2) under the Securities Act.

Series A-2 Convertible Preferred Units

On March 30, 2015 and June 30, 2015, we entered into two Series A-2 Convertible Preferred Unit Purchase Agreements with Magnolia Infrastructure Partners ("Magnolia") an affiliate of HPIP pursuant to which the Partnership issued, in separate private placements, newly-designated Series A-2 Units (the “Series A-2 Units”) representing limited partnership interests in the Partnership. As a result, the Partnership issued a total of 2,571,430 Series A-2 Units for approximately $45.0 million in aggregate proceeds during the year ended December 31, 2015. The Series A-2 Units will participate in distributions of the Partnership along with common units in a manner identical to the existing Series A-1 Units (together with the Series A-2 Units, the "Series A Units"), with such distributions being made in cash or with paid-in-kind Series A Units at the election of the Board of Directors of our General Partner.

On July 27, 2015, we amended our Partnership Agreement to grant us the right (the “Call Right”) to require the holders of the Series A-2 Units to sell, assign and transfer all or a portion of the then outstanding Series A-2 Units to us for a purchase price of $17.50 per Series A-2 Unit (subject to appropriate adjustment for any equity distribution, subdivision or combination of equity interests in the Partnership). We may exercise the Call Right at any time, in connection with our or our affiliate’s acquisition of assets or equity from ArcLight Energy Partners Fund V, L.P., or one of its affiliates, for a purchase price in excess of $100 million. We may not exercise the Call Right with respect to any Series A-2 Units that a holder has elected to convert into common units on or prior to the date we have provided notice of our intent to exercise the Call Right, and we may also not exercise the Call Right if doing so would result in a default under any of our or our affiliates’ financing agreements or obligations. As of December 31, 2016, the conversion price is $15.87. The sale of the Series A-2 Units was exempt from registration under Securities Act pursuant to Rule 4(a)(2) under the Securities Act.

Series C Convertible Preferred Units

On April 25, 2016, the Partnership issued 8,571,429 of its Series C Units to an ArcLight affiliate in connection with the Emerald Transactions described in Note 2.

The Series C Units have voting rights that are identical to the voting rights of the common units and will vote with the common units as a single class on an as converted basis, with each Series C Unit initially entitled to one vote for each common unit into which such Series C Unit is convertible. The Series C Units also have separate class voting rights on any matter, including a merger, consolidation or business combination, that adversely affects, amends or modifies any of the rights, preferences, privileges or terms of the Series C Units. The Series C Units are convertible in whole or in part into common units at any time. The number of common units into which a Series C Unit is convertible will be an amount equal to the sum of $14.00 plus all accrued and accumulated but unpaid distributions, divided by the conversion price. The sale of the Series C Units was exempt from registration under Securities Act pursuant to Rule 4(a)(2) under the Securities Act.

In the event that the Partnership issues, sells or grants any common units or convertible securities at an indicative per common unit price that is less than $14.00 per common unit (subject to customary anti-dilution adjustments), then the conversion price will be adjusted according to a formula to provide for an increase in the number of common units into which Series C Units are convertible. As of December 31, 2016, the conversion price is $13.95.

Prior to consummating any recapitalization, reorganization, consolidation, merger, spin-off or other business combination in which the holders of common units are to receive securities, cash or other assets, we are obligated to make an irrevocable written offer, subject to consummating the Partnership Event, to the holders of Series C Units to redeem all (but not less than all) of the Series C Units for a price per Series C Unit payable in cash as described in the Partnership Agreement.

Upon receipt of a redemption offer, each holder of Series C Preferred Units may elect to receive the cash amount or a preferred security issued by the person surviving or resulting from the Partnership Event and containing provisions substantially equivalent to the provisions set forth in the Fifth Amended and Restated Partnership Agreement with respect to the Series C Preferred Units without material abridgement.

Upon any liquidation and winding up of the Partnership or the sale of substantially all of the assets of the Partnership, the holders of Series C Units generally will be entitled to receive, in preference to the holders of any of the Partnership's other equity securities but in parity with all convertible preferred units, an amount equal to the sum of the $14.00 multiplied by the number of Series C Units owned by such holders, plus all accrued but unpaid distributions.

At any time prior to April 25, 2017, the Partnership has the right (the “Series C Call Right”) to require the holders of the Series C Units to sell, assign and transfer all or a portion of the then outstanding Series C Units for a purchase price of $14.00 per Series C Unit (subject to customary anti-dilution adjustments), plus all accrued but unpaid distributions on each Series C Unit.

The Partnership may not exercise the Series C Call Right if the holder has elected to convert it into common units on or prior to the date the Partnership has provided notice of its intent to exercise its Series C Call Right, and may not exercise the Series C Call Right if doing so would violate applicable law or result in a default under any financing agreement or obligation of the Partnership or its affiliates.

In connection with the issuance of the Series C Units, the Partnership issued the holders a warrant to purchase up to 800,000 common units at an exercise price of $7.25 per common unit (the "Series C Warrant"). The Series C Warrant is subject to standard anti-dilution adjustments and is exercisable for a period of seven years.

On April 25, 2017, the number of common units that may be purchased pursuant to the exercise of the Series C Warrant will be adjusted by an amount, rounded to the nearest whole common unit, equal to the product obtained by the following calculation: (i) 400,000 multiplied by (ii) (A) the Series C Issue Price multiplied by the number of Series C Units then outstanding less $45.0 million divided by (B) the Series C Issue Price multiplied by the number of Series C Units issued, less $45.0 million.

Any Series C Units issued in-kind as a distribution to holders of Series C Units (“Series C PIK Units”) will increase the number of common units that can be purchased upon exercise of the Series C Warrant by an amount, rounded to the nearest whole common unit, equal to the product obtained by the following calculation: (i) the total number of common units into which each Series C Warrant may be exercised immediately prior to the most recent issuance of the Series C PIK Units multiplied by (ii) (A) the total number of outstanding Series C Units immediately after the most recent issuance of Series C PIK Units divided by (B) the total number of outstanding Series C Units immediately prior to the most recent issuance of Series C PIK Units.

The fair value of the Series C Warrant was determined using a market approach that utilized significant inputs which are not observable in the market and thus represent a Level 3 measurement as defined by ASC 820. The estimated fair value of $4.41 per warrant unit was determined using a Black-Scholes model and the following significant assumptions: i) a dividend yield of 18%, ii) common unit volatility of 42% and iii) the seven-year term of the warrant to arrive at an aggregate fair value of $4.5 million.

Series D Convertible Preferred Units

On October 31, 2016, Partnership issued 2,333,333 shares of its newly-designated Series D Units to an ArcLight affiliate at a price of $15.00 per unit, less a 1.5% closing fee, in connection with the Delta House transaction described in Note 2. The related agreement provides that if any of the Series D Units remain outstanding on June 30, 2017, the Partnership will issue the holder of the Series D Units a warrant (the “Series D Warrant”) to purchase 700,000 common units representing limited partnership interests with an exercise price of $22.00 per common unit. The fair value of the conditional Series D Warrant at the time of issuance was immaterial.

The Series D Units are entitled to quarterly distributions payable in arrears equal to the greater of $0.4125 and the cash distribution that the Series D Units would have received if they had been converted to common units immediately prior to the beginning of the quarter. The Series D Units also have separate class voting rights on any matter, including a merger, consolidation or business combination, that adversely affects, amends or modifies any of the rights, preferences, privileges or terms of the Series D Units. The Series D Units are convertible in whole or in part into common units at the election of the holder of the Series D Unit at any time after June 30, 2017. As of the date of issuance, the conversion rate for each Series D Unit was one -to-one (the “Conversion Rate”). As of December 31, 2016, the conversion price is $14.98.

In the event that the Partnership issues, sells or grants any common units or securities convertible into common units at an indicative per common unit price that is less than $15.00 per unit (subject to customary anti-dilution adjustments), then the Conversion Rate will be adjusted according to a formula to provide for an increase in the number of common units into which Series D Units are convertible.

Prior to the consummation of any recapitalization, reorganization, consolidation, merger, spin-off or other business combination in which the holders of Common Units are to receive securities, cash or other assets (a “Partnership Event”), the Partnership is obligated to make an irrevocable written offer, subject to consummation of the Partnership Event, to the holders of Series D Units to redeem all (but not less than all) of the Series D Units for a price per Series D Unit payable in cash as described in the Partnership Agreement. The sale of the Series D Units was exempt from registration under Securities Act pursuant to Rule 4(a)(2) under the Securities Act.

Upon receipt of a redemption offer, each holder of Series D Units may elect to receive the cash amount or a preferred security issued by the person surviving or resulting from the Partnership Event.

Upon any liquidation and winding up of the Partnership or the sale of substantially all of the assets of the Partnership, the holders of Series D Units generally will be entitled to receive, in preference to the holders of any of the Partnership's other equity securities but in parity with all convertible preferred units, an amount equal to the sum of the $15.00 multiplied by the number of Series D Units owned by such holders, plus all accrued but unpaid distributions.

At any time prior to June 30, 2017, the Partnership has the right (the “Series D Call Right”) to redeem the Series D Units for the product of (i) the sum of $15.00 and all accrued and accumulated but unpaid distributions for each Series D Unit (including a proportionate amount of the distribution on each Series D Unit that has accrued for the quarter in which the redemption occurs); and (ii) 1.03.